                                       SEMI-ANNUAL REPORT
---------------------------------------------------------
    February 28, 1997



          Neuberger&Berman
          EQUITY ASSETS [SERVICE MARK]





Neuberger&Berman
          FOCUS ASSETS
Neuberger&Berman
          GUARDIAN ASSETS
Neuberger&Berman
          MANHATTAN ASSETS
Neuberger&Berman
          PARTNERS ASSETS

TABLE OF CONTENTS

    THE FUNDS

    CHAIRMAN'S LETTER                                                4

    PORTFOLIO COMMENTARY
Focus Assets                                                         5
Guardian Assets                                                      7
Manhattan Assets                                                    10
Partners Assets                                                     13

    PERFORMANCE HIGHLIGHTS                                          15

    FINANCIAL STATEMENTS                                            16

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Focus Assets                                                        26
Guardian Assets                                                     27
Manhattan Assets                                                    28
Partners Assets                                                     29

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
      TOP TEN EQUITY HOLDINGS
Focus Portfolio                                                     32
Guardian Portfolio                                                  34
Manhattan Portfolio                                                 38
Partners Portfolio                                                  40

    FINANCIAL STATEMENTS                                            44

    FINANCIAL HIGHLIGHTS                                            55

    OTHER INFORMATION
Directory/Officers and Trustees                                     57

CHAIRMAN'S LETTER                                                 March 27, 1997

Dear Fellow Shareholder:
  During the six months ended February 28, 1997, we witnessed one of the most explosive rallies in stock market history with the Dow Jones Industrial Average and Standard & Poor's 500 Index gaining 23.82% and 22.60%, respectively. High multiple blue chip stocks (particularly branded consumer goods companies), continued to lead the market parade. Not left out of the rally were technology, financial services, and health care stocks, which rebounded as well, helping our funds achieve solid gains.
  With the Dow and S&P "500" near record levels and equity valuations well above historic norms, we are comforted by our conviction that our portfolios are comprised of high quality companies trading at reasonable fundamental valuations relative to the market and their long term growth prospects. We have a talented and experienced group of analysts and portfolio managers who, in keeping with our firm's heritage, focus primarily on value.
  If the economy continues to provide low inflation, relatively low interest rates and reasonable corporate earnings, stocks can continue to progress. We believe well managed, financially sound companies in out-of-favor industries will participate more fully in a market advance. We have faith investors will ultimately see the folly in chasing a relative handful of blue-chip growth stocks simply because they are going up in price. Sooner or later, money will gravitate to equally high-quality companies selling at much more reasonable fundamental valuations.
  Whatever the market holds in store for us over the next six months and beyond, we will continue to do what we have always done -- focus on quality and value -- the two most important ingredients in the recipe for long term investment success.

Sincerely,
/s/ Stanley Egener

Stanley Egener
Chairman of the Board
Neuberger&Berman Equity Assets

PORTFOLIO COMMENTARY
Neuberger&Berman
----------------------------------------------------------------------
          Focus Assets

   PORTFOLIO CO-MANAGERS KENT SIMONS AND KEVIN RISEN EMPLOY A SECTOR-SPECIFIC APPROACH TO MANAGING THE PORTFOLIO. FIRST, THEY IDENTIFY SIX ECONOMIC SECTORS (OUT OF A POSSIBLE 13) THEY BELIEVE TO BE MOST UNDERVALUED. THEY THEN FOCUS ON WELL MANAGED, FINANCIALLY SOUND INDUSTRY LEADERS IN EACH CHOSEN ECONOMIC SECTOR. THE PORTFOLIO MANAGEMENT TEAM FAVORS COMPANIES WITH ABOVE MARKET AVERAGE EARNINGS GROWTH POTENTIAL TRADING AT BELOW MARKET AVERAGE PRICE/ EARNINGS MULTIPLES.
  For the six months ended February 28, 1997, the fund returned 21.63% in line with the Standard & Poor's 500 Index's 22.60% gain (see page 15 for the average annual total returns, as of February 28, 1997).
  Over the last six months, our substantial commitment to financial stocks (37.6% of the portfolio at the close of the first half of fiscal 1997) was particularly productive, with bank, insurance, credit and finance company holdings returning 39% on average. Technology investments, subdivided into electronics companies and computer and office equipment companies (13.8% of the portfolio at the close of the first half of fiscal 1997) gained 28% and 37%, respectively. Media and entertainment were among our worst performing groups, with our holdings down 6.2% over the period.
  Despite the group's stellar performance, we believe selected financial stocks remain fundamentally undervalued. Travelers Group and Capital One Financial, for example, still trade at well below market average price/earnings multiples. Why are these stocks still cheap? Conventional wisdom seems to be that rising interest rates will hurt earnings. We believe that concern has been overblown and that top quality financial companies can continue to increase earnings even if interest rates trend modestly higher. The managements of many financial companies seem to agree that their stocks are still under-valued, as is evidenced by ongoing share repurchase activity.
  We continue to favor selected technology companies like Compaq Computer and Seagate Technology. Compaq's product line is selling well, manufacturing costs are lower, and its product mix is more profitable. In our view, Seagate is well positioned in the highest growth segment of the computer disk drive market. Prices have firmed, costs

----------------------------------------------------------------------
          Focus Assets (Cont'd)
have been reduced and sales volume has risen. Disciplined value investors like ourselves periodically get the opportunity to buy high-quality technology companies at below market average multiples. When we do, we add these securities to our portfolio.
  Value investing demands patience. For example, take Exide Corp., the world's largest manufacturer of automotive, marine and specialty batteries. Exide is focused on improving profitability in Europe where it is one of the market leaders. Weather patterns can cause sharp swings in the demand for batteries. Severely cold weather provokes high levels of battery failures, while unusually mild winters or cool summers depress demand.
  Exide's sales and earnings have been weak in recent periods, due to mild weather conditions in Europe and restructuring charges. However, we are encouraged by the improved gross margins seen in the first nine months of fiscal year 1997 (started March 1996), and we will carefully monitor whether this trend continues in the future.
  In the first half of fiscal 1997, our value discipline once again rewarded shareholders. We remain committed to the investment strategy -- buying great companies when they are opportunistically priced -- that has been responsible for the fund's superior long-term performance record.

The composition, industries and holdings of the portfolio are subject to change. Focus Assets' portfolio is invested in a wide array of stocks, and no single holding makes up more than a small fraction of the portfolio's total assets.

While the value-oriented approach is intended to limit risks, the portfolio -- with its concentration in sectors -- may be more greatly affected by any single economic, political or regulatory development than a more diversified mutual fund.

Please remember that past performance is not indicative of future results.

PORTFOLIO COMMENTARY
Neuberger&Berman
----------------------------------------------------------------------
          Guardian Assets

   PORTFOLIO CO-MANAGERS KENT SIMONS AND KEVIN RISEN FOCUS ON "FIRST RATE" COMPANIES IN INDUSTRIES THAT ARE CURRENTLY OUT-OF-FAVOR. RECOGNIZING THAT "CHEAP" STOCKS ARE NOT NECESSARILY UNDERVALUED, THEY SEEK WELL MANAGED, FINANCIALLY SOUND COMPANIES TRADING AT FUNDAMENTALLY ATTRACTIVE PRICE/EARNINGS MULTIPLES RELATIVE TO THE MARKET AND THEIR LONG-TERM EARNINGS GROWTH POTENTIAL. BY CONCENTRATING THE PORTFOLIO IN WHAT THEY BELIEVE ARE HIGH-QUALITY WALL STREET "ORPHANS," THE PORTFOLIO MANAGEMENT TEAM ATTEMPTS TO TAKE CONSISTENT ADVANTAGE OF OPPORTUNITIES CREATED BY INVESTORS' OVERREACTION TO REAL OR PERCEIVED PROBLEMS.

  For the six months ended February 28, 1997, the fund advanced 19.90% versus the Standard & Poor's 500 Index's 22.60% return (see page 15 for the average annual total returns, as of February 28, 1997).
  Over this six-month period, the portfolio's concentration in banking, insurance, credit and finance stocks, including real estate investment trusts, (collectively, 31.5% at the close of the first half of fiscal 1997) generated average returns of approximately 37.0%. Technology investments (our second largest group weighting at 16.8%) also contributed to performance with electronics company holdings gaining 48.9% and computer and office equipment stocks returning 31.6%. Our automotive and auto parts holdings modestly under-performed the market. Returns from our health care investments were mixed.
  As is evidenced by their heavy weighting in the portfolio, we continue to like selected financial stocks. Wall Street seems to believe rising interest rates will disrupt financial companies' earnings progress. That may not be the case. We think financial stocks like CITICORP, Travelers Group, Fannie Mae, and Merrill Lynch, to name just a few of our holdings, have the capacity to grow earnings at an above market average pace, even if interest rates move modestly higher. The stocks still trade at well below market average multiples. That is our definition of value.
  One doesn't generally associate technology stocks with value investing. However, the technology group's volatility actually lends itself to our discipline of buying first rate companies at discounted multiples. In mid-summer 1996, tech stocks got hit hard. The market's overreaction

----------------------------------------------------------------------
          Guardian Assets (Cont'd)
to some modest earnings disappointments gave us the opportunity to buy some seemingly great companies quite cheaply. Seagate Technology, an example of this, was one of our best performing stocks over the past six months. In our view, Seagate is well positioned in the highest growth segment of the computer disk drive market. Prices have firmed, costs have been reduced and sales volume has risen. We had the opportunity to purchase shares at what we viewed as bargain prices. We continually monitor the valuations of all the industry groups and individual stocks in our research universe. When technology stocks are out of favor, we consider adding them to the portfolio.
  The media and entertainment and energy groups (collectively, about 8.6% of our portfolio) under-performed over the reporting period. Most of our media and entertainment holdings reported relatively good free cash flow growth -- the best barometer of progress in these businesses -- but it was largely overlooked by investors fixated on net earnings growth. In addition, we think investors have overreacted to energy prices retreating from their 1996 highs. Going forward, we believe energy prices will stabilize around current levels, and energy company earnings could then trend higher.
  Fertilizer company IMC Global and specialty chemical producer Cabot Corp. were among our poorer performing stocks over the last six months as both recorded major earnings disappointments. A weather-induced late start to the planting season hurt IMC's sales and earnings. However, in our judgment, low worldwide grain inventories may indicate better times ahead for the fertilizer industry. Cabot was burdened by weak demand for its core carbon black product and high expenses associated with new specialty chemical product development. Short-term earnings may continue to disappoint. In the longer term, however, the company's recently expanded share repurchase program will leverage returns.
  With the sale of its property-casualty unit and its acquisition of U.S. Healthcare, we believe Aetna (currently our fourth largest holding) has transformed itself from a relatively slow-growth insurance company to a

----------------------------------------------------------------------
          Guardian Assets (Cont'd)
dominant player in the faster-growing managed health care business. Aetna's goal is now to extend U.S. Healthcare's base from small companies to large corporate customers. The stock has done well, but still trades at a multiple discount to the market.
  In the first half of fiscal 1997, value stocks performed much better than a year ago. However, the market is still favoring high multiple blue-chip growth companies. We don't know how long this will last or when the speculative excesses will be wrung out of the market. We are confident that our portfolio is comprised of quality companies trading at very reasonable fundamental valuations.

The composition, industries and holdings of the portfolio are subject to change. Guardian Assets' portfolio is invested in a wide array of stocks, and no single holding makes up more than a small fraction of the portfolio's total assets.

Please remember that past performance is not indicative of future results.

PORTFOLIO COMMENTARY
Neuberger&Berman
----------------------------------------------------------------------
          Manhattan Assets

   PORTFOLIO  MANAGER MARK GOLDSTEIN EMPLOYS A "GROWTH AT A REASONABLE PRICE"
   (GARP) APPROACH TO THE EQUITIES MARKET. HE SEEKS WELL-MANAGED COMPANIES WITH STRONG BALANCE SHEETS, CONSISTENT EARNINGS GROWTH RECORDS, ABOVE-AVERAGE RETURNS ON EQUITY, HIGH FREE CASH FLOW, AND MOST IMPORTANTLY, REASONABLE FUNDAMENTAL VALUATIONS. BY SHUNNING "HIGH FLYING" WALL STREET FAVORITES, HE ATTEMPTS TO AVOID ONE OF THE MOST COMMON AND COSTLY INVESTMENT ERRORS -- PAYING TOO MUCH FOR GOOD COMPANIES.

  For the six months ended February 28, 1997, the fund returned 20.17% compared to the Standard & Poor's 500 Index's 22.60% gain (see page 15 for the average annual total returns, as of February 28, 1997).
  During the first half of fiscal 1997, value re-asserted itself. Our portfolio's over-weighting in the financial services and technology industries paid off handsomely. Returns from our investments in retailers and communications companies were less productive.
  Our positions in bank stocks like CITICORP and Wells Fargo had a very positive impact on performance, but the real stars of our show were credit card companies like MBNA and Capital One Financial. We took the opportunity to sell some shares of these stocks to take advantage of their price appreciation. We still believe, however, some of these stocks offer a good value. Why are credit card companies so under-loved? Rising consumer debt and credit card delinquency rates have spooked investors. This is a problem, but, in our opinion, not nearly as big a one as most investors perceive. Revenues have been growing rapidly. Despite heated competition, there has been enough pricing flexibility in the industry to maintain attractive profit margins. Capital One Financial and MBNA are still trading at below market average price/earnings multiples. Ironically, even though most credit card companies were originally sold by or spun-off from bank holding companies, strong free cash flows could make some of them attractive acquisition candidates

----------------------------------------------------------------------
          Manhattan Assets (Cont'd)
for banks looking to add cash-generating subsidiaries, as is apparently the case in Banc One's pending acquisition of First USA at 20 times earnings.
  We have had some disappointments. Poor performance from stocks like Nu-Kote Holding, Coventry, and a handful of others was a direct result of unanticipated earnings shortfalls. Other underperformers like cellular telephone giant Airtouch Communications actually posted relatively good results, but sold off due to concern over prospects for future competition from Personal Communications Services (PCS) operators. We think the market is vastly underestimating the value of Airtouch's extensive foreign operations via partnerships with cellular operators in Germany, Italy, Spain and elsewhere. We believe Airtouch's international operations alone are worth two-thirds of its current stock price and the whole company is trading at about half its true value.
  Recently, we've taken a bite of Lone Star Steakhouse & Saloon, a restaurant chain that has been growing rapidly. We like what's been on the menu, notably 25% profit margins, among the highest in the industry, and about a 40% cash return on investment. Lone Star currently has 205 outlets and plans to expand this number by 20% annually over the next few years. The stock is trading at a price/earnings multiple well below its annual earnings growth rate.
  We have also bought Merrill Lynch, one of the great names in the financial services industry. In our view, Merrill already has what the Morgan Stanley/Dean Witter combination is hoping to create -- a dominant global franchise in the brokerage and asset management businesses. The demographics are in Merrill's favor with the baby boomers in the early stages of their prime earnings/savings/investment years. Over 50% of Merrill's compensation expense, always the largest cost component in this business, is incentive oriented. We believe this is simply a terrific organization in a historically good long-term growth industry, yet it trades at a significant multiple discount to the market.

----------------------------------------------------------------------
          Manhattan Assets (Cont'd)

  We are pleased with the fund's performance over the last six months, particularly in view of the fact that it was achieved without stretching our guiding philosophy of growth at a reasonable price. We believe by sticking to our fundamental discipline, we can continue to deliver favorable risk adjusted returns.

The composition, industries and holdings of the portfolio are subject to change. Manhattan Assets' portfolio is invested in a wide array of stocks, and no single holding makes up more than a small fraction of the portfolio's total assets.

Please remember that past performance is not indicative of future results.

PORTFOLIO COMMENTARY
Neuberger&Berman
----------------------------------------------------------------------
          Partners Assets

   PORTFOLIO CO-MANAGERS MICHAEL KASSEN AND ROBERT GENDELMAN FOCUS ON OUT-OF-FAVOR LARGE-CAP STOCKS AND MID-SIZED COMPANIES LESS WIDELY FOLLOWED BY WALL STREET ANALYSTS. THEY ARE PARTICULARLY PARTIAL TO "FALLEN ANGELS" -- STOCKS OF GROWING COMPANIES THAT HAVE EXPERIENCED TEMPORARY SETBACKS, BUT WHOSE LONGER-TERM FUNDAMENTAL OUTLOOK REMAINS STRONG. THE PORTFOLIO MANAGEMENT TEAM VIEWS STOCKS AS PIECES OF BUSINESSES THEY WOULD LIKE TO OWN, RATHER THAN PIECES OF PAPER TO TRADE BASED ON SHORT-TERM PRICE FLUCTUATIONS. THEIR GOAL IS TO FIND QUALITY COMPANIES TRADING AT A DISCOUNT TO THEIR INTRINSIC ECONOMIC VALUE.

  For the six months ended February 28, 1997, the fund returned 23.14% compared to the Standard & Poor's 500 Index's 22.60% gain (see page 15 for the average annual total returns, as of February 28, 1997).
  We build the portfolio from the ground up, stock by stock, but generally end up over-weighting several industry groups that we believe offer attractive fundamental values. Over the last six months, our focus on the banking, insurance, and technology industries has helped us achieve strong absolute and relative returns. We have been penalized by our limited exposure to drug stocks, a group we like, but one in which we couldn't find many true fundamental bargains.
  Going forward, we continue to favor selected bank stocks. Wells Fargo is a good example. Management has extended the franchise through what, in our opinion, are economically sensible strategic acquisitions. They have found creative low cost methods, including the Internet, to attract new customers. The company has moved to penetrate the small business market in a very targeted fashion. Free cash flow has grown, and management has been using this cash to buy back stock. Despite the stock's excellent performance, Wells Fargo still trades at a significant discount to our appraisal of its economic value.
  We also would like to highlight Capital One Financial. Capital One is one of the largest issuers of Visa and Mastercard credit cards. Despite its solid earnings performance and a history of consistently high return

----------------------------------------------------------------------
          Partners Assets (Cont'd)
on equity, we believe Capital One still trades below the market average price/earnings multiple. Credit cards have continued to gain share as a percentage of personal consumption expenditures, leading to what we perceive as favorable industry growth trends. Furthermore, the company's conservative credit line policy, which includes low average credit lines and balances, should keep charge-offs below industry averages.
  On the other side of the ledger, our investments in deep cyclical industries, such as steel and non-ferrous metals underperfomed the rest of the portfolio. The industries were hurt as investors anticipated a slowing economy.
  In order to buy quality companies at bargain prices, value managers like ourselves often have to buy during periods of real or perceived crisis. Our goal is to analyze a company's problems to see if there is light at the end of the tunnel. For instance, we recently bought McDonald's. McDonald's stock has been under a lot of pressure due to slower growth in its domestic restaurant business. However, internationally McDonald's has boomed. It is one of the most recognized brand names in the world and international expansion has been the real growth engine for the company -- a factor apparently overlooked by the market.
  The fund's strong performance in the first half of fiscal 1997 reaffirms our faith in the value discipline. We are confident that buying great companies when they are cheap will continue to reward our shareholders.

The composition, industries and holdings of the portfolio are subject to change. Partners Assets' portfolio is invested in a wide array of stocks, and no single holding makes up more than a small fraction of the portfolio's total assets.

Please remember that past performance is not indicative of future results.

PERFORMANCE HIGHLIGHTS

                                                FOR PERIODS
                                               ENDED 2/28/97
                                     ----------------------------------
                         SIX MONTH
                          PERIOD            AVERAGE ANNUAL TOTAL
NEUBERGER&BERMAN           ENDED                 RETURNS(1)
EQUITY ASSETS             2/28/97       1 YR        5 YR       10 YR
-----------------------------------------------------------------------
FOCUS ASSETS(2)            +21.63%      +20.82%     +18.18%     +14.05%
GUARDIAN ASSETS            +19.90%      +20.51%     +16.87%     +14.04%
MANHATTAN ASSETS           +20.17%      +12.72%     +14.08%     +11.52%
PARTNERS ASSETS            +23.14%      +25.36%     +17.66%     +13.70%
S&P "500"(3)               +22.60%      +26.19%     +16.95%     +14.15%

   Each Fund commenced operations in the summer of 1996.
   The Funds have identical investment objectives and policies and invest in the same Portfolio as other funds ("Sister Funds") of similar names, which are also administered by Neuberger&Berman Management Inc.-Registered Trademark- The performance information for the Funds prior to their commencement of operations is for the Sister Funds. Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of each Fund and their pro rata share of their Portfolio's operating expenses which, in the aggregate, exceed 1.50% per annum of each Fund's average daily net assets, until December 31, 1997. Absent such arrangements, the average annual total returns of the Funds would have been less. The total returns for periods prior to the Funds' commencement of operations would have been lower had they reflected the higher expense ratios of the Funds as compared to those of the Sister Funds.
1) One-year and average annual total returns are for periods ended February 28, 1997. Includes reinvestment of all dividends and capital gain distributions. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.
2) Prior to November 1, 1991, the investment policies of its Sister Fund required that it invest a substantial portion of its assets in the energy field.
3) The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolios invest in many securities not included in the above-described index.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Equity Assets

                                                        FOCUS
                                                        ASSETS
                                                    --------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $      121,906
      Deferred organization costs (Note A)                  53,536
      Receivable for Trust shares sold                          --
      Receivable from administrator -- net (Note
        B)                                                  56,788
                                                    --------------
                                                           232,230
                                                    --------------
LIABILITIES
      Payable for Fund expenses (Note B)                    30,063
      Accrued organization costs (Note A)                   59,318
      Accrued expenses                                      21,031
                                                    --------------
                                                           110,412
                                                    --------------
NET ASSETS at value                                 $      121,818
                                                    --------------

NET ASSETS consist of:
      Par value                                     $           10
      Paid-in capital in excess of par value               100,000
      Accumulated undistributed net investment
        loss                                                  (297)
      Accumulated net realized gains (losses) on
        investment                                           2,784
      Net unrealized appreciation in value of
        investment                                          19,321
                                                    --------------
NET ASSETS at value                                 $      121,818
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                         10,001
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $12.18
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1997 (Unaudited)
----------------------------------------------------------------------
          Equity Assets

                                                       GUARDIAN        MANHATTAN         PARTNERS
                                                        ASSETS           ASSETS           ASSETS
                                                    ------------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $   1,675,258    $     120,945    $     610,685
      Deferred organization costs (Note A)                 53,537           52,956           52,262
      Receivable for Trust shares sold                      3,468               --            1,836
      Receivable from administrator -- net (Note
        B)                                                 56,957           56,556           74,685
                                                    ------------------------------------------------
                                                        1,789,220          230,457          739,468
                                                    ------------------------------------------------
LIABILITIES
      Payable for Fund expenses (Note B)                   32,458           29,541           37,629
      Accrued organization costs (Note A)                  59,319           58,325           58,474
      Accrued expenses                                     20,687           21,695           31,292
                                                    ------------------------------------------------
                                                          112,464          109,561          127,395
                                                    ------------------------------------------------
NET ASSETS at value                                 $   1,676,756    $     120,896    $     612,073
                                                    ------------------------------------------------

NET ASSETS consist of:
      Par value                                     $         140    $          10    $          50
      Paid-in capital in excess of par value            1,603,922          101,100          584,605
      Accumulated undistributed net investment
        loss                                                 (714)            (480)            (100)
      Accumulated net realized gains (losses) on
        investment                                         (1,605)           5,319            4,679
      Net unrealized appreciation in value of
        investment                                         75,013           14,947           22,839
                                                    ------------------------------------------------
NET ASSETS at value                                 $   1,676,756    $     120,896    $     612,073
                                                    ------------------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       139,745           10,100           50,400
                                                    ------------------------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $12.00           $11.97           $12.14
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Equity Assets

                                                       FOCUS
                                                       ASSETS
                                                      For the
                                                    Period from
                                                    September 4,
                                                        1996
                                                    (Commencement
                                                         of
                                                    Operations)
                                                         to
                                                    February 28,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $       617
                                                    ------------
    Expenses:
      Administration fee (Note B)                           220
      Amortization of deferred organization and
        initial offering expenses (Note A)                5,782
      Auditing fees                                       2,479
      Custodian fees                                      4,950
      Distribution fees (Note B)                             --
      Legal fees                                          5,236
      Registration and filing fees                       26,162
      Shareholder reports                                12,670
      Shareholder servicing agent fees                       39
      Trustees' fees and expenses                             1
      Miscellaneous                                          89
      Expenses from corresponding Portfolio
        (Notes A & B)                                       294
                                                    ------------
        Total expenses                                   57,922
      Deduct -- expenses reimbursed by
        administrator (Note B)                          (57,008)
                                                    ------------
        Total net expenses                                  914
                                                    ------------
        Net investment income (loss)                       (297)
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                          2,843
    Net realized loss on option contracts written           (59)
    Change in net unrealized appreciation of
      investment securities and option contracts
      written                                            19,321
                                                    ------------
        Net gain on investments from corresponding
          Portfolio (Note A)                             22,105
                                                    ------------
        Net increase in net assets resulting from
          operations                                $    21,808
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Equity Assets

                                                      GUARDIAN
                                                       ASSETS
                                                      For the          MANHATTAN
                                                    Period from         ASSETS
                                                    September 4,                         PARTNERS
                                                        1996            For the           ASSETS
                                                    (Commencement     Period from
                                                         of        September 4, 1996      For the
                                                    Operations)      (Commencement      Six Months
                                                         to        of Operations) to       Ended
                                                    February 28,     February 28,      February 28,
                                                        1997             1997              1997
                                                    (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
                                                    ------------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $     3,465      $         337     $      1,511
                                                    ------------------------------------------------
    Expenses:
      Administration fee (Note B)                         1,036                218              391
      Amortization of deferred organization and
        initial offering expenses (Note A)                5,782              5,369            5,793
      Auditing fees                                       2,439              2,439            3,005
      Custodian fees                                      4,961              4,950            5,021
      Distribution fees (Note B)                            563                 --              154
      Legal fees                                          5,443              5,861            6,389
      Registration and filing fees                       27,484             26,144           26,477
      Shareholder reports                                12,899             12,280           14,800
      Shareholder servicing agent fees                      291                  6              275
      Trustees' fees and expenses                            46                  1               --
      Miscellaneous                                          --                 --               --
      Expenses from corresponding Portfolio
        (Notes A & B)                                     1,209                323              486
                                                    ------------------------------------------------
        Total expenses                                   62,153             57,591           62,791
      Deduct -- expenses reimbursed by
        administrator (Note B)                          (58,270)           (56,774)         (61,324)
                                                    ------------------------------------------------
        Total net expenses                                3,883                817            1,467
                                                    ------------------------------------------------
        Net investment income (loss)                       (418)              (480)              44
                                                    ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                         (1,521)             6,419            5,418
    Net realized loss on option contracts written           (84)                --               --
    Change in net unrealized appreciation of
      investment securities and option contracts
      written                                            75,013             14,947           23,610
                                                    ------------------------------------------------
        Net gain on investments from corresponding
          Portfolio (Note A)                             73,408             21,366           29,028
                                                    ------------------------------------------------
        Net increase in net assets resulting from
          operations                                $    72,990      $      20,886     $     29,072
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Equity Assets

                                              FOCUS         GUARDIAN
                                             ASSETS          ASSETS
                                           Period from     Period from
                                          September 4,    September 4,
                                              1996            1996
                                          (Commencement   (Commencement
                                               of              of
                                           Operations)     Operations)
                                               to              to
                                          February 28,    February 28,
                                              1997            1997
                                           (UNAUDITED)     (UNAUDITED)
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)          $       (297)   $       (418)
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                         2,784          (1,605)
    Change in net unrealized
      appreciation of investments from
      corresponding Portfolio (Note A)          19,321          75,013
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from operations          21,808          72,990
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                           --            (296)
    Net realized gain on investments                --              --
                                          -----------------------------
    Total distributions to shareholders             --            (296)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  100,010       1,607,465
    Proceeds from reinvestment of
      dividends and distributions                   --             296
    Payments for shares redeemed                    --          (3,699)
                                          -----------------------------
    Net increase from Trust share
      transactions                             100,010       1,604,062
                                          -----------------------------
NET INCREASE IN NET ASSETS                     121,818       1,676,756
NET ASSETS:
    Beginning of period                             --              --
                                          -----------------------------
    End of period                         $    121,818    $  1,676,756
                                          -----------------------------
    Accumulated undistributed net
      investment income (loss) at end of
      period                              $       (297)   $       (714)
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                        10,001         140,044
    Issued on reinvestment of dividends
      and distributions                             --              26
    Redeemed                                        --            (325)
                                          -----------------------------
    Net increase in shares outstanding          10,001         139,745
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Equity Assets

                                            MANHATTAN
                                             ASSETS
                                                                    PARTNERS
                                           Period from               ASSETS
                                          September 4,                     Period from
                                              1996                         August 19,
                                          (Commencement                       1996
                                               of                         (Commencement
                                           Operations)     Six Months          of
                                               to             Ended        Operations)
                                          February 28,    February 28,         to
                                              1997            1997         August 31,
                                           (UNAUDITED)     (UNAUDITED)        1996
                                          ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)          $       (480)   $         44    $          3
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                         6,419           5,418              (4)
    Change in net unrealized
      appreciation of investments from
      corresponding Portfolio (Note A)          14,947          23,610            (771)
                                          ---------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations          20,886          29,072            (772)
                                          ---------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                           --            (147)             --
    Net realized gain on investments            (1,100)           (735)             --
                                          ---------------------------------------------
    Total distributions to shareholders         (1,100)           (882)             --
                                          ---------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  100,010         506,651         104,273
    Proceeds from reinvestment of
      dividends and distributions                1,100             882              --
    Payments for shares redeemed                    --         (27,151)             --
                                          ---------------------------------------------
    Net increase from Trust share
      transactions                             101,110         480,382         104,273
                                          ---------------------------------------------
NET INCREASE IN NET ASSETS                     120,896         508,572         103,501
NET ASSETS:
    Beginning of period                             --         103,501              --
                                          ---------------------------------------------
    End of period                         $    120,896    $    612,073    $    103,501
                                          ---------------------------------------------
    Accumulated undistributed net
      investment income (loss) at end of
      period                              $       (480)   $       (100)   $          3
                                          ---------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                        10,001          42,140          10,446
    Issued on reinvestment of dividends
      and distributions                             99              76              --
    Redeemed                                        --          (2,262)             --
                                          ---------------------------------------------
    Net increase in shares outstanding          10,100          39,954          10,446
                                          ---------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                   February 28, 1997 (Unaudited)
----------------------------------------------------------------------
          Equity Assets

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Focus Assets ("Focus"), Neuberger&Berman Guardian Assets ("Guardian"), Neuberger&Berman Manhattan Assets ("Manhattan"), and Neuberger&Berman Partners Assets ("Partners") (collectively, the "Funds") are separate operating series of Neuberger&Berman Equity Assets (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated October 18, 1993. The Trust had no operations until September 4, 1996, for Focus, Guardian, and Manhattan and until August 19, 1996, for Partners, other than matters relating to its organization and registration as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and registration of its shares under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Equity Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (0.01%, 0.02%, 0.02%, and 0.02%, for Focus, Guardian, Manhattan, and Partners, respectively, at February 28, 1997). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Equity Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of Partners to continue to qualify and the intention of Focus, Guardian, and Manhattan to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, Partners paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. Dividends and distributions from net realized capital gains, if any, are normally distributed in December. Guardian generally distributes substantially all of its net investment income, if any, at the end of each calendar quarter. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by each Fund in connection with its organization are being amortized by that Fund on a straight-line basis over a five-year period. At February 28, 1997, the unamortized balance of such expenses amounted to $53,536, $53,537, $52,956, and $52,262, for Focus,
   Guardian, Manhattan, and Partners, respectively. The accrued organization costs are payable to Neuberger&Berman Management Incorporated ("Management"), the administrator of each Fund.
6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of such Funds, except where a more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Management as its administrator under an Administration Agreement ("Agreement") dated as of February 13, 1996, as amended on August 2, 1996. Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of .40% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). The

Agreement provides that, if with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation applicable during the period ended February 28, 1997 was 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of the state expense limitation was required for the period ended February 28, 1997. Currently, there is no state limitation applicable to any Fund.
   Management acts as agent in arranging for the sale of Fund shares without commission and bears advertising and promotion expenses. The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan provides that, as compensation for administrative and other services provided to the Funds, Management's activities and expenses related to the sale and distribution of Fund shares, and ongoing services provided to investors in the Funds, Management receives from each Fund a fee at the annual rate of .25% of that Fund's average daily net assets. Management pays this amount to institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/ or shareholder servicing. The amount of fees paid by each Fund during any year may be more or less than the cost of distribution and other services provided to that Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.
   Management has voluntarily undertaken until December 31, 1997, to reimburse each Fund for its Operating Expenses which exceed, in the aggregate, 1.50% per annum of the Fund's average daily net assets. For the period ended February 28, 1997, such excess expenses amounted to $57,008, $58,270, $56,774, and $61,324, for Focus, Guardian, Manhattan, and Partners, respectively.
   Since inception of the Funds, Management has voluntarily undertaken to pay certain expenses of each Fund as an advance. Those expenses will be repaid by the Funds to Management in the future, and are included under the caption Payable for Fund expenses in the Statement of Assets and Liabilities.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New

York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $0.08, $0.12, and $0.08 for Focus, Guardian, and Partners, respectively, which is less than .01% of each Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period ended February 28, 1997, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                  ADDITIONS      REDUCTIONS
-------------------------------------------------------------------------
FOCUS                                            $   100,010     $   533

GUARDIAN                                           1,614,272      14,678

MANHATTAN                                            100,010         445

PARTNERS                                             504,777      27,643

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Fund without audit by independent accountants/auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Focus Assets
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                            Period
                                             from
                                            September
                                              4,
                                            1996(1)
                                              to
                                            February
                                            28,
                                             1997
                                            (UNAUDITED)
                                            -------
Net Asset Value, Beginning of Period        $10.00
                                            -------
Income From Investment Operations
    Net Investment Income (Loss)              (.03)
    Net Gains or Losses on Securities
     (both realized and unrealized)           2.21
                                            -------
      Total From Investment Operations        2.18
                                            -------
Net Asset Value, End of Period              $12.18
                                            -------
Total Return(2)(3)                          +21.80%
                                            -------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     thousands)                             $121.8
                                            -------
    Ratio of Expenses to Average Net
     Assets(4)(5)                             1.50%
                                            -------
    Ratio of Net Investment Income
     (Loss) to Average Net Assets(4)(5)       (.38%)
                                            -------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Guardian Assets
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                             Period
                                              from
                                            September
                                               4,
                                             1996(1)
                                               to
                                            February
                                               28,
                                              1997
                                            (UNAUDITED)
                                            ---------
Net Asset Value, Beginning of Period        $  10.00
                                            ---------
Income From Investment Operations
    Net Investment Income                         --
    Net Gains or Losses on Securities
     (both realized and unrealized)             2.01
                                            ---------
      Total From Investment Operations          2.01
                                            ---------
Less Distributions
    Dividends (from net investment
     income)                                    (.01)
                                            ---------
Net Asset Value, End of Period              $  12.00
                                            ---------
Total Return(2)(3)                            +20.10%
                                            ---------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     thousands)                             $1,676.8
                                            ---------
    Ratio of Expenses to Average Net
     Assets(4)(5)                               1.50%
                                            ---------
    Ratio of Net Investment Income
     (Loss) to Average Net Assets(4)(5)         (.16%)
                                            ---------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Manhattan Assets
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                            Period
                                             from
                                            September
                                              4,
                                            1996(1)
                                              to
                                            February
                                            28,
                                             1997
                                            (UNAUDITED)
                                            -------
Net Asset Value, Beginning of Period        $10.00
                                            -------
Income From Investment Operations
    Net Investment Income (Loss)              (.05)
    Net Gains or Losses on Securities
     (both realized and unrealized)           2.13
                                            -------
      Total From Investment Operations        2.08
                                            -------
Less Distributions
    Distributions (from capital gains)        (.11)
                                            -------
Net Asset Value, End of Period              $11.97
                                            -------
Total Return(2)(3)                          +20.88%
                                            -------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     thousands)                             $120.9
                                            -------
    Ratio of Expenses to Average Net
     Assets(4)(5)                             1.50%
                                            -------
    Ratio of Net Investment Income
     (Loss) to Average Net Assets(4)(5)       (.88%)
                                            -------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Partners Assets
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                        Period
                                                         from
                                              Six       August
                                            Months        19,
                                             Ended      1996(1)
                                            February      to
                                            28,         August
                                             1997         31,
                                            (UNAUDITED)  1996
                                            -------------------
Net Asset Value, Beginning of Period        $ 9.91      $10.00
                                            -------------------
Income From Investment Operations
    Net Investment Income                      .01          --
    Net Gains or Losses on Securities
     (both realized and unrealized)           2.28        (.09)
                                            -------------------
      Total From Investment Operations        2.29        (.09)
                                            -------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.01)         --
    Distributions (from capital gains)        (.05)         --
                                            -------------------
      Total Distributions                     (.06)         --
                                            -------------------
Net Asset Value, End of Period              $12.14      $ 9.91
                                            -------------------
Total Return(2)(3)                          +23.14%      -0.90%
                                            -------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     thousands)                             $612.1      $103.5
                                            -------------------
    Ratio of Expenses to Average Net
     Assets(4)(5)                             1.50%       1.50%
                                            -------------------
    Ratio of Net Investment Income to
     Average Net Assets(4)(5)                  .05%       2.38%
                                            -------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                   February 28, 1997 (Unaudited)
----------------------------------------------------------------------
          Equity Assets
1) The date investment operations commenced.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized expense and net investment income ratios to average daily net assets would have been higher and lower, respectively.
5) Annualized.

                  (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Focus Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  CITICORP                                        4.1%
 2.  General Motors                                  3.8%
 3.  Compaq Computer                                 3.6%
 4.  Travelers Group                                 3.3%
 5.  Aetna Inc.                                      3.2%
 6.  Chrysler Corp.                                  3.2%
 7.  Neiman-Marcus Group                             3.1%
 8.  Fannie Mae                                      3.0%
 9.  Wellpoint Health Networks                       2.8%
10.  First USA                                       2.8%

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  ------------
COMMON STOCKS (99.1%)
AUTOMOTIVE (10.5%)
   445,900  Cabot Corp.                     $    10,479
 1,246,000  Chrysler Corp.                       42,208
   723,000  Exide Corp.                          14,189
   880,000  General Motors                       50,930
   675,920  LucasVarity PLC ADR                  22,136
                                            ------------
                                                139,942
                                            ------------
FINANCIAL SERVICES (37.6%)
   472,800  ACE Ltd.                             30,732
   655,000  ADVANTA Corp. Class B                26,282
   365,200  Bank of Boston                       27,527
   735,000  Capital One Financial                29,216
   475,000  CITICORP                             55,456
 1,100,000  Countrywide Credit Industries        32,037
   525,000  Dean Witter, Discover                20,147
   285,000  EXEL Ltd.                            12,576
 1,260,000  Federal Home Loan Mortgage           37,485

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  ------------
   992,000  Fannie Mae                       $   39,680
   780,500  First USA                            37,952
   232,200  ITT Hartford Group                   17,415
   285,000  Merrill Lynch                        27,360
   495,000  PartnerRe Ltd.                       16,335
   253,800  St. Paul Cos.                        17,131
   820,000  Travelers Group                      43,973
   105,000  Wells Fargo                          31,946
                                            ------------
                                                503,250
                                            ------------
HEALTH CARE (13.9%)
   517,000  Aetna Inc.                           42,846
   390,000  Coventry Corp.                        2,852
   802,000  Foundation Health                    30,276
   590,000  Health Systems International         17,331
   220,000  Mid Atlantic Medical Services         3,245
    25,200  PacifiCare Health Systems
             Class A                              2,016
   183,700  PacifiCare Health Systems
             Class B                             15,385
   691,000  Sierra Health Services               18,225
   326,300  United Healthcare                    16,274
   888,000  Wellpoint Health Networks            38,073
                                            ------------
                                                186,523
                                            ------------
HEAVY INDUSTRY (10.4%)
 1,030,000  AGCO Corp.                           29,226
   230,700  Cleveland-Cliffs                      9,920
   640,000  DT Industries                        18,880 (2)
   450,100  Harnischfeger Industries             19,748
   367,200  IMC Global                           12,806
 1,013,600  Rollins Truck Leasing                14,191
   804,600  UCAR International                   34,598
                                            ------------
                                                139,369
                                            ------------

                                                   February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Focus Portfolio (Cont'd)

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  ------------
MEDIA & ENTERTAINMENT (2.5%)
   620,000  Cabletron Systems               $    18,600
   310,000  Harcourt General                     14,609
    63,900  Scandinavian Broadcasting
             System                                 855
                                            ------------
                                                 34,064
                                            ------------
RETAIL (9.1%)
   300,000  Barnes & Noble                        9,900
   240,000  Dillard Department Stores             7,230
 1,850,000  Furniture Brands International       27,288
   860,000  Intimate Brands                      16,770
 1,565,000  Neiman-Marcus Group                  42,059
   429,800  Payless ShoeSource                   18,481
                                            ------------
                                                121,728
                                            ------------
TECHNOLOGY (13.8%)
   410,000  3Com Corp.                           13,575
   350,000  Applied Materials                    17,719
   338,000  Arrow Electronics                    18,970
   590,000  Atmel Corp.                          22,051
   600,000  Compaq Computer                      47,550 (3)
   293,000  Komag, Inc.                           8,790
   650,000  Seagate Technology                   30,713
   385,000  Silicon Valley Group                  8,229
   222,500  Texas Instruments                    17,160
                                            ------------
                                                184,757
                                            ------------
                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  ------------
TRANSPORTATION (1.3%)
   629,400  Continental Airlines Class B    $    18,017
                                            ------------
            TOTAL COMMON STOCKS (COST
             $910,278)                        1,327,650
                                            ------------

Principal
  Amount
----------
U.S. TREASURY SECURITIES (3.4%)
$46,055,000 U.S. Treasury Bills, 4.85% -
             4.935%, due 3/27/97 - 4/24/97
              (COST $45,825)                     45,835
                                            ------------
SHORT-TERM CORPORATE NOTES (0.8%)
10,370,000  General Electric Capital
             Corp., 5.22%, due 3/3/97
             (COST $10,370)                      10,370 (4)
                                            ------------
            TOTAL INVESTMENTS (103.3%)
             (COST $966,473)                  1,383,855 (5)
            Liabilities, less cash,
             receivables and other assets
             [(3.3%)]                           (44,573 )
                                            ------------
            TOTAL NET ASSETS (100.0%)       $ 1,339,282
                                            ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Guardian Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  General Motors                                  3.2%
 2.  First USA                                       2.8%
 3.  CITICORP                                        2.8%
 4.  Aetna Inc.                                      2.7%
 5.  Chrysler Corp.                                  2.7%
 6.  Compaq Computer                                 2.4%
 7.  Foundation Health                               2.3%
 8.  Fannie Mae                                      2.2%
 9.  Merrill Lynch                                   2.0%
10.  Travelers Group                                 1.9%

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
COMMON STOCKS (97.0%)
AGRICULTURE (3.0%)
  3,093,500  AGCO Corp.                      $    87,778
  3,960,000  IMC Global                          138,105
                                             ------------
                                                 225,883
                                             ------------
AUTOMOTIVE (10.7%)
  2,541,400  Cabot Corp.                          59,723
  6,000,000  Chrysler Corp.                      203,250
  4,852,400  Coltec Industries                    88,556 (2)
  4,201,500  General Motors                      243,162
  3,852,486  LucasVarity PLC ADR                 126,169
    883,500  Magna International Class A          46,384
  1,587,697  Mark IV Industries                   36,914
                                             ------------
                                                 804,158
                                             ------------
BANKING (6.9%)
  1,554,600  Bank of Boston                      117,178
  1,820,000  CITICORP                            212,485
    504,000  First Tennessee National             23,562

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
    720,000  Signet Banking                   $   22,860
    470,000  Wells Fargo                         142,997
                                             ------------
                                                 519,082
                                             ------------
DRUGS (0.6%)
    480,000  Zeneca Group ADR                     42,240
                                             ------------
ELECTRONICS (1.9%)
  2,210,000  Atmel Corp.                          82,599
  2,200,000  Teradyne, Inc.                       59,950
                                             ------------
                                                 142,549
                                             ------------
ENERGY (4.2%)
  3,028,500  Chesapeake Energy                    62,841
  2,062,500  Enron Oil & Gas                      41,766
     61,000  Norsk Hydro ADR                       3,050
  2,297,414  Union Pacific Resources Group        55,999
  1,670,000  Unocal Corp.                         64,504
  1,617,500  Vastar Resources                     46,908
  1,702,000  Zeigler Coal Holding                 43,188 (2)
                                             ------------
                                                 318,256
                                             ------------
FINANCIAL SERVICES (16.9%)
     30,000  ADVANTA Corp. Class A                 1,241
  3,400,000  ADVANTA Corp. Class B               136,425 (2)
    216,485  Alleghany Corp.                      46,192
  2,644,500  Capital One Financial               105,119
  4,800,000  Countrywide Credit Industries       139,800
  2,900,000  Dean Witter, Discover               111,288
  3,100,000  Federal Home Loan Mortgage           92,225
  4,080,000  Fannie Mae                          163,200
  4,388,600  First USA                           213,396
  1,121,475  MBNA Corp.                           35,887
  1,600,000  Merrill Lynch                       153,600
    390,000  MGIC Investment                      30,664

                                                   February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Guardian Portfolio (Cont'd)

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
    510,000  Security Capital Industrial
              Trust                           $   11,220
  1,040,000  Spieker Properties                   37,830
                                             ------------
                                               1,278,087
                                             ------------
FOOD PRODUCTS (1.0%)
  3,335,700  IBP, Inc.                            77,555
                                             ------------
FOREST PRODUCTS & PAPER (2.8%)
  1,105,000  Champion International               48,758
  1,200,000  Fort Howard                          35,700
    470,200  Mead Corp.                           27,389
    717,400  Temple-Inland                        39,547
    101,400  Union Camp                            4,892
    907,000  Willamette Industries                58,048
                                             ------------
                                                 214,334
                                             ------------
HEALTH CARE (6.2%)
  4,580,000  Foundation Health                   172,895 (2)
  1,875,000  Health Systems International         55,078
  4,140,400  Humana Inc.                          81,255
  1,901,800  Mid Atlantic Medical Services        28,052
     85,842  PacifiCare Health Systems
              Class A                              6,867
    357,790  PacifiCare Health Systems
              Class B                             29,965
  2,126,396  Wellpoint Health Networks            91,169
                                             ------------
                                                 465,281
                                             ------------
HEAVY INDUSTRY (2.5%)
  1,080,000  Aluminum Co. of America              76,950
  2,671,900  UCAR International                  114,892 (2)
                                             ------------
                                                 191,842
                                             ------------
                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
INDUSTRIAL GOODS & SERVICES (2.6%)
  1,655,200  American Standard               $    74,484
    763,800  Phelps Dodge                         54,612
  2,002,500  USG Corp.                            70,588
                                             ------------
                                                 199,684
                                             ------------
INSURANCE (7.1%)
  2,500,000  Aetna Inc.                          207,188
    507,500  American International Group         61,407
    508,600  Chubb Corp.                          29,817
    691,600  ITT Hartford Group                   51,870
    300,000  St. Paul Cos.                        20,250
    263,500  Transatlantic Holdings               22,233
  2,726,666  Travelers Group                     146,217
                                             ------------
                                                 538,982
                                             ------------
MEDIA & ENTERTAINMENT (4.4%)
  1,100,000  Comcast Corp. Class A                19,181
  2,700,000  Comcast Corp. Class A Special        48,262
  1,550,000  Harcourt General                     73,044
    710,000  Jones Intercable Inc. Class A         6,834
  1,700,000  Time Warner                          69,700
    280,000  United International Holdings         2,870
  1,300,000  Viacom Inc. Class B                  45,825
  1,405,000  Vodafone Group ADR                   66,738
                                             ------------
                                                 332,454
                                             ------------
PACKAGING & CONTAINERS (0.9%)
  2,668,700  Owens-Illinois                       64,382
                                             ------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Guardian Portfolio (Cont'd)

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
REAL ESTATE INVESTMENT TRUSTS (0.6%)
  1,405,000  CWM Mortgage Holdings           $    32,491
    430,400  Hospitality Properties Trust         13,934 (2)
                                             ------------
                                                  46,425
                                             ------------
RETAIL (1.8%)
    885,000  Barnes & Noble                       29,205
  1,906,500  Fingerhut Cos.                       27,883 (2)
  2,860,000  Wal-Mart Stores                      75,432
                                             ------------
                                                 132,520
                                             ------------
TECHNOLOGY (16.8%)
  2,411,800  3Com Corp.                           79,853
  1,550,000  Applied Materials                    78,469
  1,475,000  Arrow Electronics                    82,784
  1,367,500  Avnet, Inc.                          85,469
  2,864,500  Cabletron Systems                    85,935
  2,270,000  Compaq Computer                     179,898
  2,250,000  Digital Equipment                    73,687
    575,000  Intel Corp.                          81,578
  2,200,000  KLA Instruments                      91,712
  1,752,000  Komag, Inc.                          52,560
  1,208,000  Linear Technology                    54,964
  1,043,300  LSI Logic                            35,994 (3)
    203,717  Lucent Technologies                  10,975
  1,435,200  National Semiconductor               37,495
  2,570,000  Seagate Technology                  121,433
  1,525,000  Texas Instruments                   117,616
                                             ------------
                                               1,270,422
                                             ------------
TELECOMMUNICATIONS (3.1%)
  2,280,000  360 Communications                   49,305
  2,825,000  Airtouch Communications              76,981
                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
  2,212,000  Tele-Communications
              International                   $   29,862
    450,000  Tele-Communications,
              Inc. Class A                         5,344
  3,975,000  U.S. West Media Group                73,040
                                             ------------
                                                 234,532
                                             ------------
TRANSPORTATION (3.0%)
    816,100  Continental Airlines Class B         23,361
    855,000  Delta Air Lines                      68,828
  2,000,000  Ryder System                         63,000
    650,000  Union Pacific                        39,162
  1,257,000  USFreightways Corp.                  30,325 (2)
                                             ------------
                                                 224,676
                                             ------------
             TOTAL COMMON STOCKS (COST
              $5,289,213)                      7,323,344
                                             ------------
PREFERRED STOCKS (0.6%)
     52,430  Aetna Inc., Ser. C, Cv., 6.25%        4,227
    605,700  Airtouch Communications, Ser.
              B, Cv., 6.00%                       17,792
    388,994  Airtouch Communications, Ser.
              C, Cv., 4.25%                       18,769
    125,000  PacifiCare Health Systems,
              Ser. C, Cv., $1.00                   4,063
                                             ------------
             TOTAL PREFERRED STOCKS (COST
              $35,476)                            44,851
                                             ------------

                                                   February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Guardian Portfolio (Cont'd)

                                                Market
                                               Value(1)
 Principal                                      (000's
  Amount                                       omitted)
-----------                                  ------------
CONVERTIBLE BONDS (0.2%)
$15,000,000  International CableTel Inc.,
              Cv. Sub. Notes, 7.25%, due
              4/15/05 (COST $14,997)          $   14,156(6)
                                             ------------
U.S. TREASURY SECURITIES (4.7%)
338,545,000  U.S. Treasury Bills, 4.86% -
              5.29%, due 3/6/97 - 4/24/97        337,743
 15,000,000  U.S. Treasury Notes, 8.00%,
              due 5/15/01                         15,905
                                             ------------
             TOTAL U.S. TREASURY SECURITIES
              (COST $352,509)                    353,648
                                             ------------

                                                Market
                                               Value(1)
 Principal                                      (000's
  Amount                                       omitted)
-----------                                  ------------
SHORT-TERM CORPORATE NOTES (1.2%)
$89,240,000  General Electric Capital
              Corp., 5.22% - 5.26%, due
              3/3/97 - 3/13/97  (COST
              $89,240)                        $   89,240(4)
                                             ------------
             TOTAL INVESTMENTS (103.7%)
              (COST $5,781,435)                7,825,239(5)
             Liabilities, less cash,
              receivables and other assets
              [(3.7%)]                          (278,340)
                                             ------------
             TOTAL NET ASSETS (100.0%)        $7,546,899
                                             ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Manhattan Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  General Nutrition                               3.1%
 2.  CITICORP                                        3.0%
 3.  Wells Fargo                                     2.7%
 4.  GTECH Holdings                                  2.6%
 5.  Harrah's Entertainment                          2.4%
 6.  Capital One Financial                           2.4%
 7.  United Healthcare                               2.4%
 8.  First USA                                       2.2%
 9.  KLA Instruments                                 2.1%
10.  Staples Inc.                                    2.1%

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  -------------
COMMON STOCKS (99.4%)
CHEMICALS (1.7%)
     5,000  SGL Carbon (Ordinary Shares)    $       682
    65,000  SGL Carbon ADR                        2,958
   145,000  UCAR International                    6,235
                                            -------------
                                                  9,875
                                            -------------
COMMUNICATIONS (7.6%)
   395,000  Airtouch Communications              10,764
   585,000  Comcast Corp. Class A Special        10,457
   680,000  Comcast UK Cable Partners
             Limited                              7,990
   290,000  ECI Telecommunications                6,887
   415,000  International CableTel                8,041
                                            -------------
                                                 44,139
                                            -------------
CONSUMER GOODS & SERVICES (8.2%)
   510,000  Authentic Fitness                     7,395
   490,000  CUC International                    11,699
   175,000  Luxottica Group ADR                  10,194

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  -------------
   480,000  Nu-Kote Holding                   $   2,700
    80,000  Philip Morris                        10,810
   315,000  Regis Corp.                           5,158
                                            -------------
                                                 47,956
                                            -------------
DRUGS & HEALTH CARE (12.2%)
   510,000  Coventry Corp.                        3,729
   285,000  Healthsource Inc.                     5,949
   260,000  Nellcor Puritan Bennett               4,518
   110,000  Novartis AG ADR                       6,298
   100,000  PacifiCare Health Systems
             Class B                              8,375
    95,000  R.P. Scherer                          5,486
   115,000  Sierra Health Services                3,033
   280,000  United Healthcare                    13,965
    70,300  Warner-Lambert                        5,905
   190,000  Watson Pharmaceuticals                8,289
   120,000  Wellpoint Health Networks             5,145
                                            -------------
                                                 70,692
                                            -------------
ENTERTAINMENT (9.7%)
   150,000  Circus Circus Enterprises             4,687
   475,000  GTECH Holdings                       14,903
   760,000  Harrah's Entertainment               14,060
   750,000  Players International                 4,031
   215,000  Promus Hotel                          7,606
   545,000  Showboat, Inc.                       11,173
                                            -------------
                                                 56,460
                                            -------------
FINANCIAL SERVICES (18.5%)
   210,000  Bear Stearns                          6,300
   352,400  Capital One Financial                14,008
   150,000  CITICORP                             17,512
   140,000  Finova Group                         10,692
   257,000  First USA                            12,497
   360,000  MBNA Corp.                           11,520
    80,000  Merrill Lynch                         7,680

                                                   February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Manhattan Portfolio (Cont'd)

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  -------------
   185,000  Morgan Stanley Group              $  11,678
    51,000  Wells Fargo                          15,517
                                            -------------
                                                107,404
                                            -------------
INSURANCE (8.6%)
   165,000  ACE Ltd.                             10,725
   160,000  EXEL Ltd.                             7,060
   295,000  Highlands Insurance                   6,637
    85,000  Loews Corp.                           8,681
   155,000  PennCorp Financial Group              5,425
   215,333  Travelers Group                      11,547
                                            -------------
                                                 50,075
                                            -------------
OIL & GAS (0.3%)
    35,000  Enron Oil & Gas                         709
    30,000  Noble Affiliates                      1,170
                                            -------------
                                                  1,879
                                            -------------
RESTAURANTS (6.9%)
   659,450  Buffets Inc.                          4,740
   420,000  Cheesecake Factory                    8,925
   610,000  CKE Restaurants                      11,819
   170,000  IHOP Corp.                            4,398
   223,500  Lone Star Steakhouse & Saloon         5,923
   230,000  Sonic Corp.                           4,169
                                            -------------
                                                 39,974
                                            -------------
SPECIALTY RETAIL (11.3%)
   168,000  Federated Department Stores           5,838
   985,000  General Nutrition                    17,730
   345,000  Intimate Brands                       6,727
   190,000  Lowe's Cos.                           6,935
   140,000  Office Depot                          2,660
   560,000  Staples Inc.                         12,110
   240,000  Viking Office Products                5,670
   295,000  Wal-Mart Stores                       7,781
                                            -------------
                                                 65,451
                                            -------------
                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                  -------------
TECHNOLOGY (13.6%)
   335,000  Informix Corp.                  $     5,821
    75,000  Intel Corp.                          10,641
   295,000  KLA Instruments                      12,298
   250,000  LSI Logic                             8,625
   305,000  Micron Technology                    11,437
   110,000  Nokia Corp. ADR                       6,435
    55,000  SAP AG (Ordinary Shares)              8,465
   125,000  Seagate Technology                    5,906
   110,000  Texas Instruments                     8,484
   100,000  Xeikon N.V. ADR                         901
                                            -------------
                                                 79,013
                                            -------------
TRANSPORTATION (0.8%)
   250,000  RailTex Inc.                          4,531
                                            -------------
            TOTAL COMMON STOCKS (COST
             $449,499)                          577,449
                                            -------------
RIGHTS (0.0%)
     3,500  Ciba Specialty Chemicals
             Holding, Expire 3/12/97 (COST
             $0)                                    220
                                            -------------

Principal
  Amount
----------
U.S. TREASURY SECURITIES (3.9%)
$22,960,000 U.S. Treasury Bills, 4.89% -
             4.935%, due 3/6/97 - 4/17/97
              (COST $22,896)                     22,903
                                            -------------
            TOTAL INVESTMENTS (103.3%)
             (COST $472,395)                    600,572(5)
            Liabilities, less cash,
             receivables and other assets
             [(3.3%)]                           (19,468)
                                            -------------
            TOTAL NET ASSETS (100.0%)         $ 581,104
                                            -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Partners Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Columbia/HCA Healthcare                         2.6%
 2.  Costco Cos.                                     2.5%
 3.  Wells Fargo                                     2.5%
 4.  Texas Instruments                               2.1%
 5.  EXEL Ltd.                                       2.1%
 6.  duPont                                          2.0%
 7.  Allstate Corp.                                  1.9%
 8.  Wal-Mart Stores                                 1.9%
 9.  Knight-Ridder                                   1.8%
10.  American Express                                1.8%

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
COMMON STOCKS (94.0%)
AIRLINES (0.6%)
    570,300  Continental Airlines Class B    $    16,325
                                             ------------
AUTOMOTIVE (0.4%)
    290,800  Chrysler Corp.                        9,851
                                             ------------
BANKING & FINANCIAL SERVICES (8.6%)
    725,000  American Express                     47,397
    989,500  Capital One Financial                39,333
    331,400  CITICORP                             38,691
  1,303,400  Countrywide Credit Industries        37,961
    217,800  Wells Fargo                          66,266
                                             ------------
                                                 229,648
                                             ------------
BUILDING, CONSTRUCTION & REFURNISHING (1.7%)
  1,300,000  USG Corp.                            45,825
                                             ------------
CHEMICALS (4.7%)
    500,000  duPont                               53,625
    398,500  Great Lakes Chemical                 18,480

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
    947,700  Morton International             $   39,093
    273,500  W.R. Grace                           14,496
                                             ------------
                                                 125,694
                                             ------------
COMMUNICATIONS (1.5%)
  1,450,500  Airtouch Communications              39,526
                                             ------------
CONSUMER GOODS & SERVICES (3.0%)
  1,535,000  Fort Howard                          45,666
    756,900  Tupperware Corp.                     33,872
                                             ------------
                                                  79,538
                                             ------------
ELECTRONICS (3.5%)
    364,500  Analog Devices                        8,474
    858,500  KLA Instruments                      35,789
  1,443,100  Loral Space & Communications         23,270
    469,700  Varian Associates                    27,125
                                             ------------
                                                  94,658
                                             ------------
ENTERTAINMENT (5.1%)
    965,200  Evergreen Media                      28,956
  1,674,100  Mirage Resorts                       41,643
    760,300  Royal Caribbean Cruises              22,239
  1,100,000  Time Warner                          45,100
                                             ------------
                                                 137,938
                                             ------------
FOOD & DRUG STORES (1.0%)
    632,600  Revco D.S.                           25,858
                                             ------------
FOOD & TOBACCO (3.2%)
  1,350,200  IBP, Inc.                            31,392
    305,100  Philip Morris                        41,227
    350,000  RJR Nabisco Holdings                 12,819
                                             ------------
                                                  85,438
                                             ------------
HEALTH CARE (4.3%)
  1,690,550  Columbia/HCA Healthcare              71,003
    798,642  Novartis AG ADR                      45,722
                                             ------------
                                                 116,725
                                             ------------

                                                   February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Partners Portfolio (Cont'd)

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
INDUSTRIAL GOODS & SERVICES (6.0%)
    931,400  AK Steel Holding                $    33,531
    695,400  Goodyear Tire & Rubber               36,682
    875,764  LucasVarity PLC ADR                  28,681
  1,783,300  Owens-Illinois                       43,022
    450,000  XTRA Corp.                           18,253
                                             ------------
                                                 160,169
                                             ------------
INSURANCE (11.3%)
    790,800  Allstate Corp.                       50,117
  1,255,400  Equitable Cos.                       39,388
  1,270,100  EXEL Ltd.                            56,043
    273,500  MBIA, Inc.                           26,700
    641,775  Orion Capital                        41,074
    669,200  Progressive Corp.                    44,251
    852,200  Travelers Group                      45,699
                                             ------------
                                                 303,272
                                             ------------
MEDIA (3.9%)
  2,540,281  Comcast Corp. Class A Special        45,407
    269,500  E.W. Scripps                          9,702
  1,245,000  Knight-Ridder                        49,489
                                             ------------
                                                 104,598
                                             ------------
OIL & GAS (6.1%)
    800,000  Cabot Corp.                          18,800
  2,957,500  Gulf Canada Resources                20,702
    695,500  Noble Affiliates                     27,124
    269,800  Schlumberger, Ltd.                   27,149
    780,950  Tejas Gas                            34,167
  1,495,055  Union Pacific Resources Group        36,442
                                             ------------
                                                 164,384
                                             ------------
OIL SERVICES (1.0%)
    629,900  Tidewater Inc.                       27,086
                                             ------------
PUBLISHING & BROADCASTING (0.4%)
  1,208,800  Hollinger International              12,239
                                             ------------
                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
RAILROADS (2.6%)
    465,000  Burlington Northern Santa Fe    $    38,711
    500,000  Union Pacific                        30,125
                                             ------------
                                                  68,836
                                             ------------
REAL ESTATE (3.6%)
    200,700  CBL & Associates Properties           4,992
    600,000  Del Webb                              9,675
  1,900,000  Host Marriott                        34,200
    200,000  Macerich Co.                          5,525
    873,500  Security Capital Industrial
              Trust                               19,217
  1,607,700  Security Capital U.S. Realty         22,508 (6)
                                             ------------
                                                  96,117
                                             ------------
RESTAURANTS (1.6%)
    978,600  McDonald's Corp.                     42,324
                                             ------------
RETAILING (4.7%)
    800,000  Harcourt General                     37,700
    699,000  Home Depot                           38,095
  1,881,400  Wal-Mart Stores                      49,622
                                             ------------
                                                 125,417
                                             ------------
RETAILING & APPAREL (3.3%)
  2,600,000  Costco Cos.                          66,625
    600,000  Nordstrom, Inc.                      22,050
                                             ------------
                                                  88,675
                                             ------------
SPECIALTY CHEMICAL (1.3%)
    832,000  Millipore Corp.                      35,880
                                             ------------
TECHNOLOGY (10.6%)
    530,000  Applied Materials                    26,831
    474,700  Autodesk, Inc.                       16,081
    533,100  Cabletron Systems                    15,993
  1,030,000  Komag, Inc.                          30,900
    774,100  NCR Corp.                            25,545
    952,900  Seagate Technology                   45,025
    761,200  Sundstrand Corp.                     33,207

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                   February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------

          Partners Portfolio (Cont'd)

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
    734,600  Texas Instruments                $   56,656
    554,300  Xerox Corp.                          34,644
                                             ------------
                                                 284,882
                                             ------------
             TOTAL COMMON STOCKS (COST
              $1,976,161)                      2,520,903
                                             ------------
PREFERRED STOCKS (0.7%)
    566,700  Fresenius National Medical
              Care, Class D                           57
    280,000  Loral Space & Communications,
              Cv., 6.00%                          14,210 (6)
    550,000  RJR Nabisco, Ser. C, Dep.
              Shares                               3,919
                                             ------------
             TOTAL PREFERRED STOCKS (COST
              $17,784)                            18,186
                                             ------------
RIGHTS (0.1%)
     39,932  Ciba Specialty Chemicals
              Holding, Expire 3/12/97 (COST
              $0)                                  2,516
                                             ------------

                                                Market
                                               Value(1)
 Principal                                      (000's
  Amount                                       omitted)
-----------                                  ------------
U.S. TREASURY SECURITIES (5.0%)
$134,580,000 U.S. Treasury Bills, 4.88% -
              5.00%, due 3/6/97 - 4/24/97
               (COST $134,244)                $  134,284
                                             ------------
SHORT-TERM CORPORATE NOTES (1.7%)
 46,500,000  General Electric Capital
              Corp., 5.22%, due 3/3/97
              (COST $46,500)                      46,500 (4)
                                             ------------
             TOTAL INVESTMENTS (101.5%)
              (COST $2,174,689)                2,722,389 (5)
             Liabilities, less cash,
              receivables and other assets
              [(1.5%)]                           (40,996 )
                                             ------------
             TOTAL NET ASSETS (100.0%)       $ 2,681,393
                                             ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                   February 28, 1997 (Unaudited)
----------------------------------------------------------------------
          Equity Managers Trust
1) Investment securities of each Portfolio are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Portfolios value all other securities by a method that the trustees of Equity Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Affiliated Issuer (see Note D of Notes to Financial Statements).
3) The following securities were held in escrow at February 28, 1997 to cover outstanding call options written:

                                        SECURITIES AND    MARKET VALUE   PREMIUM ON    MARKET VALUE
NEUBERGER&BERMAN            SHARES         OPTIONS       OF SECURITIES     OPTIONS      OF OPTIONS
----------------------------------------------------------------------------------------------------
FOCUS PORTFOLIO               60,000   Compaq Computer    $  4,755,000    $ 125,696     $   22,500
                                       March 1997 @ 90
GUARDIAN PORTFOLIO           500,000      LSI Logic       $ 17,250,000    $1,147,461    $1,281,250
                                       April 1997 @ 35

4) At cost, which approximates market value.
5) At February 28, 1997, selected Portfolio information on a Federal income tax basis was as follows:

                                                          GROSS           GROSS
                                                       UNREALIZED      UNREALIZED    NET UNREALIZED
NEUBERGER&BERMAN                          COST        APPRECIATION    DEPRECIATION    APPRECIATION
----------------------------------------------------------------------------------------------------
FOCUS PORTFOLIO                      $  966,867,000  $  438,296,000   $ 21,308,000   $  416,988,000
GUARDIAN PORTFOLIO                    5,782,750,000   2,165,388,000    122,899,000    2,042,489,000
MANHATTAN PORTFOLIO                     472,452,000     158,383,000     30,263,000      128,120,000
PARTNERS PORTFOLIO                    2,179,284,000     561,414,000     18,309,000      543,105,000

6) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At February 28, 1997, these securities amounted to $14,156,000 or .2% of net assets for Neuberger&Berman Guardian Portfolio, and $36,718,000 or 1.4% of net assets for Neuberger&Berman Partners Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------
          Equity Managers Trust

                                                        FOCUS
(000'S OMITTED)                                       PORTFOLIO
                                                    --------------
ASSETS
      Investments in securities, at market value*
        (Notes A & D) -- see Schedule of
        Investments:
          Unaffiliated issuers                      $   1,364,975
          Non-controlled affiliated issuers                18,880
                                                    --------------
                                                        1,383,855
      Cash                                                  3,050
      Deferred organization costs (Note A)                     12
      Dividends and interest receivable                       807
      Prepaid expenses and other assets                        23
      Receivable for securities sold                        9,893
                                                    --------------
                                                        1,397,640
                                                    --------------
LIABILITIES
      Option contracts written, at market value
        (Note A)                                               23
      Payable for collateral on securities loaned
        (Note A)                                           37,879
      Payable for securities purchased                     19,736
      Payable to investment manager (Note B)                  518
      Accrued expenses                                        202
                                                    --------------
                                                           58,358
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $   1,339,282
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $     921,797
      Net unrealized appreciation in value of
        investment securities and option contracts
        written                                           417,485
                                                    --------------
NET ASSETS                                          $   1,339,282
                                                    --------------
*Cost of investments:
Unaffiliated issuers                                $     944,686
Non-controlled affiliated issuers                          21,787
                                                    --------------
      Total cost of investments                     $     966,473
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1997 (Unaudited)
----------------------------------------------------------------------
          Equity Managers Trust

                                                       GUARDIAN        MANHATTAN         PARTNERS
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ------------------------------------------------
ASSETS
    Investments in securities, at market value*
      (Notes A & D) -- see Schedule of
      Investments:
          Unaffiliated issuers                      $   7,269,283    $     600,572    $   2,722,389
          Non-controlled affiliated issuers               555,956               --               --
                                                    ------------------------------------------------
                                                        7,825,239          600,572        2,722,389
      Cash                                                     42            2,497                1
      Deferred organization costs (Note A)                     36               14               25
      Dividends and interest receivable                     5,786              120            1,797
      Prepaid expenses and other assets                       116               15               51
      Receivable for securities sold                       32,321            3,065           12,676
                                                    ------------------------------------------------
                                                        7,863,540          606,283        2,736,939
                                                    ------------------------------------------------
LIABILITIES
      Option contracts written, at market value
        (Note A)                                            1,281               --               --
      Payable for collateral on securities loaned
        (Note A)                                          200,188           21,345            6,849
      Payable for securities purchased                    111,780            3,485           47,593
      Payable to investment manager (Note B)                2,569              243              945
      Accrued expenses                                        823              106              159
                                                    ------------------------------------------------
                                                          316,641           25,179           55,546
                                                    ------------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $   7,546,899    $     581,104    $   2,681,393
                                                    ------------------------------------------------

NET ASSETS consist of:
      Paid-in capital                               $   5,503,228    $     452,927    $   2,133,693
      Net unrealized appreciation in value of
        investment securities and option contracts
        written                                         2,043,671          128,177          547,700
                                                    ------------------------------------------------
NET ASSETS                                          $   7,546,899    $     581,104    $   2,681,393
                                                    ------------------------------------------------
*Cost of investments:
Unaffiliated issuers                                $   5,289,254    $     472,395    $   2,174,689
Non-controlled affiliated issuers                         492,181               --               --
                                                    ------------------------------------------------
      Total cost of investments                     $   5,781,435    $     472,395    $   2,174,689
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------
          Equity Managers Trust

                                                       FOCUS
(000'S OMITTED)                                      PORTFOLIO
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income -- unaffiliated issuers       $     6,257
      Dividend income -- non-controlled affiliated
        issuers                                              12
      Interest income                                       611
      Foreign taxes withheld (Note A)                       (28)
                                                    ------------
        Total income                                      6,852
                                                    ------------
    Expenses:
      Investment management fee (Note B)                  3,096
      Accounting fees                                         5
      Amortization of deferred organization and
        initial offering expenses (Note A)                    5
      Auditing fees                                          21
      Custodian fees (Note B)                               148
      Insurance expense                                      12
      Legal fees                                              8
      Trustees' fees and expenses                             9
                                                    ------------
        Total expenses                                    3,304
                                                    ------------
        Net investment income                             3,548
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
      sold in unaffiliated issuers                      112,150
    Net realized loss on investment securities
      sold in non-controlled affiliated issuers              --
    Net realized loss on option contracts written
      (Note A)                                             (643)
    Change in net unrealized appreciation of
      investment securities and option contracts
      written                                           131,395
                                                    ------------
        Net gain on investments                         242,902
                                                    ------------
        Net increase in net assets resulting from
          operations                                $   246,450
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

                          For the Six Months Ended February 28, 1997 (Unaudited)
----------------------------------------------------------------------
          Equity Managers Trust

                                                      GUARDIAN         MANHATTAN         PARTNERS
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ------------------------------------------------
INVESTMENT INCOME
    Income:
      Dividend income -- unaffiliated issuers       $    38,991      $       1,577     $     14,625
      Dividend income -- non-controlled affiliated
        issuers                                             888                 --               --
      Interest income                                     7,768                191            2,544
      Foreign taxes withheld (Note A)                      (239)               (14)             (39)
                                                    ------------------------------------------------
        Total income                                     47,408              1,754           17,130
                                                    ------------------------------------------------
    Expenses:
      Investment management fee (Note B)                 15,220              1,536            5,424
      Accounting fees                                         5                  5                5
      Amortization of deferred organization and
        initial offering expenses (Note A)                   13                  5                9
      Auditing fees                                          25                 17               22
      Custodian fees (Note B)                               512                121              199
      Insurance expense                                      64                  7               22
      Legal fees                                              9                 13                9
      Trustees' fees and expenses                            37                  5               14
                                                    ------------------------------------------------
        Total expenses                                   15,885              1,709            5,704
                                                    ------------------------------------------------
        Net investment income                            31,523                 45           11,426
                                                    ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
      sold in unaffiliated issuers                      278,687             64,034          151,459
    Net realized loss on investment securities
      sold in non-controlled affiliated issuers         (48,143)                --               --
    Net realized loss on option contracts written
      (Note A)                                           (2,991)                --               --
    Change in net unrealized appreciation of
      investment securities and option contracts
      written                                         1,018,651             45,541          319,744
                                                    ------------------------------------------------
        Net gain on investments                       1,246,204            109,575          471,203
                                                    ------------------------------------------------
        Net increase in net assets resulting from
          operations                                $ 1,277,727      $     109,620     $    482,629
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Equity Managers Trust

                                                      FOCUS
                                                    PORTFOLIO
                                           Six Months
                                              Ended           Year
                                          February 28,        Ended
                                              1997         August 31,
(000'S OMITTED)                            (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      3,548    $      11,390
    Net realized gain on investments           111,507           51,701
    Change in net unrealized
      appreciation of investments              131,395          (21,728)
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from operations         246,450           41,363
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                   96,472          231,514
    Reductions                                (126,011)        (119,679)
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests       (29,539)         111,835
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS          216,911          153,198
NET ASSETS:
    Beginning of period                      1,122,371          969,173
                                          -----------------------------
    End of period                         $  1,339,282    $   1,122,371
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Equity Managers Trust

                                                    GUARDIAN                        MANHATTAN               PARTNERS
                                                    PORTFOLIO                       PORTFOLIO               PORTFOLIO
                                           Six Months                      Six Months                      Six Months
                                              Ended           Year            Ended           Year            Ended
                                          February 28,        Ended       February 28,        Ended       February 28,
                                              1997         August 31,         1997         August 31,         1997
                                           (UNAUDITED)        1996         (UNAUDITED)        1996         (UNAUDITED)
                                          -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     31,523    $      97,934   $         45    $        829    $     11,426
    Net realized gain on investments           227,553          307,410         64,034          59,509         151,459
    Change in net unrealized
      appreciation of investments            1,018,651         (111,192)        45,541         (74,167)        319,744
                                          -----------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations       1,277,727          294,152        109,620         (13,829)        482,629
                                          -----------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  284,106        1,540,028         26,138          70,833         291,119
    Reductions                                (247,476)        (214,834)      (122,080)       (134,984)        (91,958)
                                          -----------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests        36,630        1,325,194        (95,942)        (64,151)        199,161
                                          -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS        1,314,357        1,619,346         13,678         (77,980)        681,790
NET ASSETS:
    Beginning of period                      6,232,542        4,613,196        567,426         645,406       1,999,603
                                          -----------------------------------------------------------------------------
    End of period                         $  7,546,899    $   6,232,542   $    581,104    $    567,426    $  2,681,393
                                          -----------------------------------------------------------------------------


                                              Year
                                              Ended
                                           August 31,
                                              1996

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $      23,394
    Net realized gain on investments            240,765
    Change in net unrealized
      appreciation of investments               (30,217)

    Net increase (decrease) in net
      assets resulting from operations          233,942

TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                   309,196
    Reductions                                 (167,061)

    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests        142,135

NET INCREASE (DECREASE) IN NET ASSETS           376,077
NET ASSETS:
    Beginning of period                       1,623,526

    End of period                         $   1,999,603


SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)
----------------------------------------------------------------------
          Equity Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Focus Portfolio ("Focus"), Neuberger&Berman Guardian Portfolio ("Guardian"), Neuberger&Berman Manhattan Portfolio ("Manhattan"), and Neuberger&Berman Partners Portfolio ("Partners") (collectively, the "Portfolios") are separate operating series of Equity Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Other regulated investment companies sponsored by Neuberger& Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income, accretion of original issue discount, where applicable, and accretion of discount on short-term investments is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
6) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

7) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by that Portfolio on a straight-line basis over a five-year period. At February 28, 1997, the unamortized balance of such expenses amounted to $12,399, $36,364, $13,840, and $25,205, for
   Focus, Guardian, Manhattan, and Partners, respectively.
8) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where a more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.
9) CALL OPTIONS: Premiums received by each Portfolio upon writing a covered call option are recorded in the liability section of each Portfolio's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expires, the Portfolio realizes a gain or loss and the liability is eliminated. A Portfolio bears the risk of a decline in the price of the security during the period, although any potential loss during the period would be reduced by the amount of the option premium received. In general, written covered call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. All securities covering outstanding options are held in escrow by the custodian bank.

   Summary of option transactions for the six months ended February 28, 1997:

                                                 VALUE WHEN
FOCUS                                 NUMBER       WRITTEN
------------------------------------------------------------
CONTRACTS OUTSTANDING 8/31/96              0     $         0
CONTRACTS WRITTEN                      4,100       1,346,615
CONTRACTS EXPIRED                          0               0
CONTRACTS EXERCISED                   (1,000 )      (313,679)
CONTRACTS CLOSED                      (2,500 )      (907,240)
                                     -----------------------
CONTRACTS OUTSTANDING 2/28/97            600     $   125,696
                                     -----------------------

                                                       VALUE WHEN
GUARDIAN                               NUMBER           WRITTEN
------------------------------------------------------------------
CONTRACTS OUTSTANDING 8/31/96                 0       $          0
CONTRACTS WRITTEN                        15,000          4,499,828
CONTRACTS EXPIRED                             0                  0
CONTRACTS EXERCISED                      (5,000)        (1,568,397)
CONTRACTS CLOSED                         (5,000)        (1,783,970)
                                     -----------------------------
CONTRACTS OUTSTANDING 2/28/97             5,000       $  1,147,461
                                     -----------------------------

10) SECURITY LENDING: Portfolio securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Portfolios make security loans. The Portfolios will not lend securities on which covered call options have been written, or lend securities on terms which would prevent each of their investors from qualifying as a regulated investment company. Portfolio securities loans to Neuberger&Berman, LLC ("Neuberger"), the Portfolios' principal broker and sub-adviser, are made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Portfolios receive cash as collateral against the lent securities, which must be maintained at not less than 100% of the market value of the lent securities during the period of the loan. The Portfolios receive income earned on the lent securities and a portion of the income earned on the cash collateral. During the six months ended February 28, 1997, Focus, Guardian, Manhattan, and Partners lent securities to Neuberger. At February 28, 1997, cash collateral received by Focus, Guardian, Manhattan, and Partners, was equal to or in excess of 100% of the market value of the loaned securities.
11) REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements with institutions that each Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. A Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable a Portfolio to obtain those securities in the event of a default under the repurchase agreement. A Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to a Portfolio under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees was a reduction of $939, $1,595, and $895 for Focus, Guardian, and Partners, respectively, which is less than
 .01% of each Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended February 28, 1997, there were purchase and sale transactions (excluding short-term securities and option contracts written) as follows:

                                        PURCHASES          SALES
---------------------------------------------------------------------
FOCUS                                $   530,416,045  $   518,273,318
GUARDIAN                               1,616,370,266    1,397,631,626
MANHATTAN                                126,828,594      227,455,028
PARTNERS                               1,006,818,489      742,840,515

   During the six months ended February 28, 1997, there were brokerage commissions on securities paid to Neuberger and other brokers as follows:

                                        NEUBERGER      OTHER BROKERS        TOTAL
--------------------------------------------------------------------------------------
FOCUS                                $      643,449   $       552,787  $     1,196,236
GUARDIAN                                  2,261,803         1,712,015        3,973,818
MANHATTAN                                   274,937           119,821          394,758
PARTNERS                                  1,782,038           612,466        2,394,504

   In addition, Neuberger's share of the total interest income earned for the six months ended February 28, 1997, from the collateralization of securities loaned to or through Neuberger was $242,525, $1,338,584, $336,304, and $214,684,
for Focus, Guardian, Manhattan, and Partners, respectively.

NOTE D -- INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

FOCUS
                          BALANCE OF      GROSS       GROSS      BALANCE OF
                          SHARES HELD   PURCHASES     SALES     SHARES HELD        VALUE
                          AUGUST 31,       AND         AND      FEBRUARY 28,   FEBRUARY 28,
NAME OF ISSUER:              1996       ADDITIONS   REDUCTIONS      1997           1997
--------------------------------------------------------------------------------------------
DT Industries                      0      640,000           0       640,000    $ 18,880,000

GUARDIAN
                          BALANCE OF      GROSS       GROSS      BALANCE OF
                          SHARES HELD   PURCHASES     SALES     SHARES HELD        VALUE
                          AUGUST 31,       AND         AND      FEBRUARY 28,   FEBRUARY 28,
NAME OF ISSUER:              1996       ADDITIONS   REDUCTIONS      1997           1997
--------------------------------------------------------------------------------------------
ADVANTA Corp. Class B        857,000    2,543,000           0     3,400,000    $136,425,000
Coltec Industries          4,778,900       73,500           0     4,852,400      88,556,300
Fingerhut Cos.**           3,241,700            0   1,335,200     1,906,500      27,882,563
Foundation Health          3,020,000    1,560,000           0     4,580,000     172,895,000
Healthsource Inc.          4,190,000            0   4,190,000             0               0
Hospitality Properties
 Trust**                   1,442,600            0   1,012,200       430,400      13,934,200
J & L Specialty Steel      3,278,200       10,000   3,288,200             0               0
USFreightways Corp.**      1,257,000            0           0     1,257,000      30,325,125
UCAR International                 0    2,671,900           0     2,671,900     114,891,700
Zeigler Coal Holding       1,702,000            0           0     1,702,000      43,188,250

 *AFFILIATED ISSUERS, AS DEFINED IN THE 1940 ACT, INCLUDE ISSUERS IN WHICH THE
  PORTFOLIO HELD 5% OR MORE OF THE OUTSTANDING VOTING SECURITIES.
**AT FEBRUARY 28, 1997, THESE SECURITIES WERE NO LONGER AFFILIATED ISSUERS.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Portfolio without audit by independent accountants/auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Equity Managers Trust

                                                                       FOCUS                                       GUARDIAN
                                                                     PORTFOLIO                                     PORTFOLIO
                                                                                                 Period
                                                                                                  from
                                              Six                                                August        Six
                                             Months                                                2,         Months
                                             Ended                                              1993(1)       Ended         Year
                                            February                                               to        February      Ended
                                              28,                                                August        28,         August
                                              1997             Year Ended August 31,              31,          1997         31,
                                            (UNAUDITED)    1996         1995         1994         1993       (UNAUDITED)    1996
                                            --------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                    .53%(2)       .54%         .57%         .58%        .58%(2)      .46%(2)       .46%
                                            --------------------------------------------------------------------------------------
    Net Investment Income                       .57%(2)      1.04%        1.05%        1.16%       1.46%(2)      .91%(2)      1.72%
                                            --------------------------------------------------------------------------------------
Portfolio Turnover Rate                          42%           39%          36%          52%          4%          20%           37%
                                            --------------------------------------------------------------------------------------
Average Commission Rate Paid                $0.0569       $0.0578           --           --          --      $0.0538       $0.0580
                                            --------------------------------------------------------------------------------------
Net Assets, End of Period
 (in millions)                              $1,339.3     $1,122.4       $969.2       $645.0      $574.0      $7,546.9     $6,232.5
                                            --------------------------------------------------------------------------------------


                                                                     Period
                                                                      from
                                                                     August
                                                                       2,
                                                                    1993(1)
                                                                       to
                                                                     August
                                                                      31,
                                            1995         1994         1993

RATIOS TO AVERAGE NET ASSETS:
    Expenses                                   .48%         .50%        .51%(2)

    Net Investment Income                     1.72%        1.66%       2.45%(2)

Portfolio Turnover Rate                         26%          24%          3%

Average Commission Rate Paid                    --           --          --

Net Assets, End of Period
 (in millions)                            $4,613.2     $2,480.3     $1,777.6


1) The date investment operations commenced.

2) Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Equity Managers Trust

                                                                     MANHATTAN                                     PARTNERS
                                                                     PORTFOLIO                                     PORTFOLIO
                                                                                                 Period
                                                                                                  from
                                              Six                                                August        Six
                                             Months                                                2,         Months
                                             Ended                                              1993(1)       Ended         Year
                                            February                                               to        February      Ended
                                              28,                                                August        28,         August
                                              1997             Year Ended August 31,              31,          1997         31,
                                            (UNAUDITED)    1996         1995         1994         1993       (UNAUDITED)    1996
                                            --------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                    .59%(2)       .58%         .59%         .59%        .59%(2)      .49%(2)       .51%
                                            --------------------------------------------------------------------------------------
    Net Investment Income                       .02%(2)       .13%         .42%         .53%        .55%(2)      .99%(2)      1.26%
                                            --------------------------------------------------------------------------------------
Portfolio Turnover Rate                          22%           53%          44%          50%          3%          33%           96%
                                            --------------------------------------------------------------------------------------
Average Commission Rate Paid                $0.0587       $0.0373           --           --          --      $0.0480       $0.0494
                                            --------------------------------------------------------------------------------------
Net Assets, End of Period
 (in millions)                               $581.1        $567.4       $645.4       $521.7      $536.8      $2,681.4     $1,999.6
                                            --------------------------------------------------------------------------------------


                                                                     Period
                                                                      from
                                                                     August
                                                                       2,
                                                                    1993(1)
                                                                       to
                                                                     August
                                                                      31,
                                            1995         1994         1993

RATIOS TO AVERAGE NET ASSETS:
    Expenses                                   .53%         .54%        .54%(2)

    Net Investment Income                     1.13%         .75%       1.19%(2)

Portfolio Turnover Rate                         98%          75%          8%

Average Commission Rate Paid                    --           --          --

Net Assets, End of Period
 (in millions)                            $1,623.5     $1,340.3     $1,182.1


1) The date investment operations commenced.

2) Annualized.

OTHER INFORMATION

DIRECTORY
INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800
OFFICERS AND TRUSTEES
Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Lawrence Zicklin
 PRESIDENT AND TRUSTEE
Faith Colish
 TRUSTEE
Donald M. Cox
 TRUSTEE
Alan R. Gruber
 TRUSTEE
Howard A. Mileaf
 TRUSTEE
Edward I. O'Brien
 TRUSTEE
John T. Patterson, Jr.
 TRUSTEE
John P. Rosenthal
 TRUSTEE
Cornelius T. Ryan
 TRUSTEE
Gustave H. Shubert
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

Neuberger&Berman Management Inc., Neuberger&Berman Focus Assets,
Neuberger&Berman Guardian Assets, Neuberger&Berman Manhattan Assets, and Neuberger&Berman Partners Assets are registered service marks of Neuberger&Berman Management Inc.
[COPYRIGHT] 1997 Neuberger&Berman Management Inc.

Neuberger&Berman Management Inc. -Registered Trademark-

         605 THIRD AVENUE 2ND FLOOR
         NEW YORK, NY 10158-0180
         SHAREHOLDER SERVICES
         800.877.9700
         INSTITUTIONAL SERVICES
         800.366.6264







Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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 logo)                                                        NBASAR000297